Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract Assets [Line Items]
Contract assets, net	$ 37	$ 28	$ 0
Contract liabilities [abstract]
Short-term portion	87	$ 51	$ 0	[1]
Revenue that was included in contract liability balance at beginning of period	45
Transaction price allocated to remaining performance obligations	42
Contract costs, net, beginning of period	4
Contract costs capitalized	4
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	(4)
Contract costs, net, end of period	4
Gross Carrying Amount, Non-current
Contract Assets [Line Items]
Contract assets, net	3
Gross Carrying Amount, Current
Contract Assets [Line Items]
Contract assets, net	35
Provisions
Contract Assets [Line Items]
Contract assets, net	(1)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	1
Short-term portion	86
Total	87
2021
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	41
2020
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 1

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.